Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
(in thousands)	2020	2019
Vacation, convalescence and employees’ bonus accruals	$684	$318
Employees and payroll related	352	274
Short term operating lease liabilities	203	123
Accrued expenses and other	1,499	1,549
	$2,738	$2,264